UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: June 30, 2010"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI August 12, 2010"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 62
	"Form 13F Information Table Value Total:  $126,653"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,025"	"128,202"			other	0	"19,175"	0	109027
	Air Products & Chemicals	com	009158106	"3,039"	"46,750"			other	0	"5,725"	0	41025
	"Alcon, Inc"	com	013826497	"2,010"	"13,580"			other	0	"1,475"	0	12105
	Amgen	com	031162100	669	"12,620"			other	0	900	0	11720
	"Apple, Inc"	com	037833100	"3,645"	"14,465"			other	0	"3,000"	0	11465
	Automatic Data Processing	com	053015103	"4,937"	"123,420"			other	0	"17,850"	0	105570
	BP PLC ADS	com	055622104	233	"8,045"			other	0	500	0	7545
	Canadian Nat'l Railway	com	136375102	"1,787"	"31,350"			other	0	"6,650"	0	24700
	Cenovous Energy Inc	com	15135u109	493	"18,950"			other	0	"3,050"	0	15900
	Chevron Corporation	com	166764100	211	"3,101"			other	0	650	0	2451
	Cisco Systems	com	17275R102	"5,653"	"269,180"			other	0	"45,990"	0	223190
	Coca-Cola	com	191216100	994	"19,885"			other	0	600	0	19285
	Colgate-Palmolive	com	194162103	"7,876"	"99,692"			other	0	"17,700"	0	81992
	Computershare Ltd.	com	20557R105	"1,010"	"112,250"			other	0	"19,300"	0	92950
	Core Laboratories N.V.	com	N22717107	392	"2,650"			other	0	500	0	2150
	CSL Limited	com	Q3018U109	893	"31,900"			other	0	"4,875"	0	27025
	Dentsply International Inc.	com	249030107	716	"23,850"			other	0	"4,750"	0	19100
	Diageo PLC	com	25243Q205	"1,063"	"16,875"			other	0	825	0	16050
	Eaton Corporation	com	278058102	225	"3,467"			other	0	0	0	3467
	Emerson Electric	com	291011104	"1,728"	"39,280"			other	0	"4,400"	0	34880
	Encana Corp.	com	292505104	727	"24,225"			other	0	"5,350"	0	18875
	Expeditors Intl Wash. Inc.	com	302130109	"1,006"	"28,745"			other	0	"5,200"	0	23545
	Exxon-Mobil	com	30231G102	581	"10,187"			other	0	75	0	10112
	FedEx Corp.	com	31428x106	522	"7,455"			other	0	825	0	6630
	General Electric	com	369604103	492	"35,158"			other	0	0	0	35158
	Genzyme Corp	com	372917104	565	"11,085"			other	0	"2,000"	0	9085
	Google Inc.	com	38259P508	"1,383"	"3,108"			other	0	770	0	2338
	Heineken Holding NV	com	N39338194	935	"25,275"			other	0	"2,700"	0	22575
	Heinz H. J.	com	423074103	354	"8,240"			other	0	0	0	"8,240"
	Home Depot	com	437076102	"1,157"	"41,325"			other	0	"3,300"	0	"38,025"
	IBM	com	459200101	384	"3,125"			other	0	0	0	"3,125"
	Independent Bank	com	453838104	7	"19,534"			other	0	0	0	"19,534"
	Jardine Matheson ADR	com	471115402	"2,129"	"60,820"			other	0	"12,225"	0	"48,595"
	Johnson & Johnson	com	478160104	"6,972"	"118,168"			other	0	"17,475"	0	"100,693"
	Linear Technology	com	402590391	"4,824"	"172,303"			other	0	"25,915"	0	"146,388"
	Lowe's Cos.	com	548661107	"1,792"	"89,602"			other	0	"18,500"	0	"71,102"
	McDonald's Corp.	com	580135101	"2,266"	"34,330"			other	0	"2,950"	0	"31,380"
	Medtronic Inc.	com	585055106	"1,656"	"46,010"			other	0	"9,450"	0	"36,560"
	Microsoft	com	594918104	"1,879"	"81,698"			other	0	"13,800"	0	"67,898"
	NestleSA	com	641069406	830	"17,286"			other	0	"1,925"	0	"15,361"
	Norfolk Southern Corp	com	655844108	745	"14,050"			other	0	"1,825"	0	"12,225"
	Novartis AG ADS	com	66987v109	467	"9,719"			other	0	"1,100"	0	"8,619"
	Paychex Inc.	com	704326107	"3,398"	"130,699"			other	0	"20,850"	0	"109,849"
	Peabody Energy	com	704549104	391	"10,020"			other	0	"4,175"	0	"5,845"
	Pepisco	com	713448108	"6,100"	"99,995"			other	0	"16,125"	0	"83,870"
	Procter & Gamble	com	742718109	"5,723"	"95,376"			other	0	"12,650"	0	"82,726"
	Qualcomm Inc.	com	747525103	"3,924"	"118,910"			other	0	"20,525"	0	"98,385"
	Reckitt Benckiser Group Ord	com	G74079107	321	"6,825"			other	0	"1,700"	0	"5,125"
	Schlumberger	com	806857108	"3,003"	"54,605"			other	0	"7,500"	0	"47,105"
	Standard Chartered	com	G84228157	"1,906"	"76,225"			other	0	"13,250"	0	"62,975"
	Staples Inc.	com	855030102	438	"23,075"			other	0	"3,200"	0	"19,875"
	State Street Corp.	com	857473102	536	"15,771"			other	0	965	0	"14,806"
	Stryker Corp.	com	863667101	"7,531"	"150,612"			other	0	"23,500"	0	"127,112"
	Suncor Energy	com	867229109	"1,270"	"43,810"			other	0	"8,900"	0	"34,910"
	Sysco  Corp.	com	871829107	"7,437"	"256,443"			other	0	"40,400"	0	"216,043"
	Target Corp.	com	87612E106	917	"18,705"			other	0	"4,175"	0	"14,530"
	Teva Pharmaceuticals	com	881624209	398	"7,650"			other	0	"1,650"	0	"6,000"
	United Parcel	com	911312106	637	"11,175"			other	0	"1,350"	0	"9,825"
	United Technologies	com	913017109	"2,337"	"35,950"			other	0	"6,500"	0	"29,450"
	Walgreen	com	931422109	"1,620"	"60,008"			other	0	"5,500"	0	"54,508"
	Wal-Mart Stores	com	931142103	"1,231"	"25,641"			other	0	750	0	"24,891"
	Woodside Petroleum	com	980228308	"2,263"	"64,655"			other	0	"8,450"	0	"56,205"